Financial Instruments - Schedule of Three Levels of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial assets		$ 5,433	$ 2,626
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
Statement Line Items [Line Items]
Financial assets	$ 348	2,661
Level 2 of fair value hierarchy [member] | Forward Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial liabilities		432	(227)
Level 2 of fair value hierarchy [member] | Purchase Warrants [Member]
Statement Line Items [Line Items]
Financial assets		305
Level 2 of fair value hierarchy [member] | Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets		$ 2,467	$ 2,278